Segment Reporting and Business Concentrations	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting and Business Concentrations
SEGMENT REPORTING AND BUSINESS CONCENTRATIONS

For the years ended December 31, 2016 and 2015, the Company conducted business through one operating segment, Vivint. Historically, the Company primarily operated in three geographic regions: United States, Canada and New Zealand. During the year ended December 31, 2016, the Company completed the 2016 Contract Sales and ceased operations in New Zealand. Historically, the Company's operations in New Zealand were considered immaterial and reported in conjunction with the United States. Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
As of and for the
Year ended December 31, 2016
Revenue from external customers	$700,471	$57,436	$757,907
Property and equipment, net	62,781	845	63,626
Year ended December 31, 2015
Revenue from external customers	$602,418	$51,303	$653,721
Property and equipment, net	55,103	171	55,274
Year ended December 31, 2014
Revenue from external customers	$529,521	$34,156	$563,677
Property and equipment, net	62,368	422	62,790